Loans - Schedule of Short-Term Borrowings (Parentheticals) (Details)	Jun. 30, 2025
April 29, 2024 to April 28, 2025 [Member] | Bank of Ningbo [Member]
Schedule of Short-Term Borrowings [Line Items]
Interest rate	3.70%
December 26, 2024 to December 25, 2025 [Member] | Bank of Ningbo [Member]
Schedule of Short-Term Borrowings [Line Items]
Interest rate	2.00%
May 16, 2025 to May 16, 2026 [Member] | Bank of Ningbo [Member]
Schedule of Short-Term Borrowings [Line Items]
Interest rate	2.50%
June 27, 2024 to June 27, 2025 [Member] | Bank of Communications [Member]
Schedule of Short-Term Borrowings [Line Items]
Interest rate	2.98%
June 28, 2024 to June 28, 2025 [Member] | Bank of Communications [Member]
Schedule of Short-Term Borrowings [Line Items]
Interest rate	2.98%
October 11, 2024 to October 11, 2025 [Member] | Bank of Communications [Member]
Schedule of Short-Term Borrowings [Line Items]
Interest rate	2.98%
May 15, 2025 to May 15, 2026 [Member] | Bank of Communications [Member]
Schedule of Short-Term Borrowings [Line Items]
Interest rate	2.98%
May 30, 2024 to May 20, 2025 [Member] | Bank of China [Member]
Schedule of Short-Term Borrowings [Line Items]
Interest rate	2.54167%
March 14, 2025 to July 15, 2025 [Member] | Bank of China [Member]
Schedule of Short-Term Borrowings [Line Items]
Interest rate	2.40%
June 9, 2025 to June 8, 2026 [Member] | Bank of Nanjing [Member]
Schedule of Short-Term Borrowings [Line Items]
Interest rate	2.39%
December 30, 2024 to March 31, 2025 [Member] | The Kumamoto Bank [Member]
Schedule of Short-Term Borrowings [Line Items]
Interest rate	1.20%
November 29, 2024 to January 29, 2025 [Member] | The Higo Bank Ltd [Member]
Schedule of Short-Term Borrowings [Line Items]
Interest rate	1.86%